UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21077

PIMCO California Municipal Income Fund II

(Registrant Name)

1345 Avenue of the Americas New York, New York	10105

(Address of Principal Executive Offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	May 31, 2011

Date of Reporting Period:	February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—88.0%
$2,000	Alhambra Rev., Atherton Baptist Homes, 7.625%, 1/1/40, Ser. A	NR/NR	$2,025,900
	Bay Area Toll Auth. Rev., San Francisco Bay Area, Ser. F-1,
5,000	5.00%, 4/1/34	Aa3/AA	4,807,850
20,000	5.00%, 4/1/39 (g)	Aa3/AA	18,904,600
1,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	1,035,210
300	City & Cnty. of San Francisco,
	Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	A1/AA-	301,752
1,410	Community College Financing Auth. Rev., 5.00%, 8/1/27, Ser. A (AMBAC)	WR/NR	1,293,492
9,565	Coronado Community Dev. Agcy., Tax Allocation,
	4.875%, 9/1/35 (AMBAC)	NR/AA-	7,891,125
1,110	Corona-Norco Unified School Dist. No. 98-1, Special Tax,
	5.10%, 9/1/25 (AMBAC)	WR/NR	1,006,559
	Corona-Norco Unified School Dist. Public Financing Auth.,
	Special Tax, Ser. A,
305	5.65%, 9/1/16	NR/NR	307,428
160	5.75%, 9/1/17	NR/NR	160,406
530	6.00%, 9/1/20	NR/NR	531,643
1,000	6.00%, 9/1/25	NR/NR	1,001,550
4,150	6.10%, 9/1/32	NR/NR	3,922,538
3,000	Dinuba Financing Auth. Rev., Public Works Projects,
	5.10%, 8/1/32 (NPFGC)	Baa1/A-	3,031,650
8,300	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP,
	5.75%, 8/1/39, Ser. A (AGC)	Aa3/AA+	8,391,549
1,500	Foothill-Eastern Transportation Corridor Agcy. Rev.,
	5.875%, 1/15/27 (IBC-NPFGC)	Baa1/BBB	1,339,695
1,440	Fremont Community Facs. Dist. No. 1, Special Tax, Pacific Commons,
	5.30%, 9/1/30	NR/NR	1,280,074
	Golden State Tobacco Securitization Corp. Rev.,
13,885	5.00%, 6/1/45 (AMBAC-TCRS)	A2/BBB+	11,084,118
1,500	5.00%, 6/1/45, Ser. A	A2/BBB+	1,197,420
6,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	A2/A-	4,789,680
8,500	5.125%, 6/1/47, Ser. A-1	Baa3/BB+	5,135,445
22,415	5.75%, 6/1/47, Ser. A-1	Baa3/BB+	15,071,174
500	Hartnell Community College Dist., GO,
	zero coupon, 8/1/34, Ser. 2002-D (h)	Aa2/AA-	242,700
	Health Facs. Financing Auth. Rev.,
	Adventist Health System, Ser. A,
500	5.00%, 3/1/33	NR/A	430,600
250	5.75%, 9/1/39	NR/A	235,992
3,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	3,009,450
1,200	Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)	Aa3/AA+	1,075,020
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	511,560
2,000	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	Aa3/AA-	1,683,580
175	Infrastructure & Economic Dev. Bank Rev., 5.25%, 2/1/38	A1/A+	162,407
1,000	Irvine Unified School Dist., Special Tax, 6.70%, 9/1/35	NR/NR	1,016,830
1,000	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	NR/BBB+	1,023,930
500	Lancaster Redev. Agcy. Rev., Capital Improvements Projects,
	5.90%, 12/1/35	NR/A	449,710
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	Aa2/NR	5,033,198

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$7,500	Long Beach Bond Finance Auth. Rev.,
	Long Beach Natural Gas, 5.50%, 11/15/37, Ser. A	A2/A	$6,875,025
10,000	Long Beach Unified School Dist., GO, 5.25%, 8/1/33, Ser. A (g)	Aa2/AA-	10,026,500
2,685	Los Angeles, Equipment & Real Property Project, CP,
	5.00%, 10/1/27, Ser. AU (NPFGC)	A2/A+	2,685,698
4,895	Los Angeles, Real Property Project, CP, 5.00%, 2/1/27, Ser. T (NPFGC)	A1/A+	4,878,846
10,000	Los Angeles Community College Dist., GO, 5.00%, 8/1/33, Ser. F-1 (g)	Aa1/AA	9,659,600
	Los Angeles Department of Water & Power Rev.,
15,000	4.75%, 7/1/30, Ser. A-2 (AGM) (g)	Aa3/AA+	14,793,750
15,950	5.125%, 7/1/41, Ser. A (FGIC-NPFGC-TCRS)	Aa2/AA	15,483,143
11,000	Los Angeles Unified School Dist., GO, 5.00%, 1/1/34, Ser. I	Aa2/AA-	10,551,090
10,000	Manteca Redev. Agcy., Tax Allocation, 5.00%, 10/1/36 (AMBAC)	WR/A	7,705,200
5,330	Manteca Unified School Dist. No. 89-2, Special Tax,
	5.00%, 9/1/29, Ser. C (NPFGC)	Baa1/BBB	5,112,643
4,000	Merced Cnty., Juvenile Justice Correctional Fac., CP,
	5.00%, 6/1/32 (AMBAC)	A1/NR	4,008,760
5,000	Metropolitan Water Dist. of Southern California Rev.,
	5.00%, 7/1/37, Ser. A (g)	Aa1/AAA	4,985,150
4,700	Moreno Valley Unified School Dist. Community Facs. Dist. No. 2004-6,
	Special Tax, 5.20%, 9/1/36	NR/NR	3,591,693
1,400	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	1,451,982
5,000	Oakland Unified School Dist., Alameda Cnty., GO,
	6.125%, 8/1/29, Ser. A	A1/NR	5,136,750
4,750	Palomar Pomerado Health, CP, 6.75%, 11/1/39	Baa3/NR	4,761,732
10,000	Placentia-Yorba Linda Unified School Dist., CP,
	5.00%, 10/1/32 (FGIC-NPFGC)	A1/A+	9,087,400
1,500	Pollution Control Financing Auth. Rev.,
	American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(c)	Baa2/BBB+	1,400,130
	Riverside Unified School Dist. Community Facs.
	School Dist. No. 15, Special Tax, Ser. A,
1,000	5.25%, 9/1/30	NR/NR	837,740
1,000	5.25%, 9/1/35	NR/NR	800,290
3,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	WR/A+	2,722,140
	Roseville Redev. Agcy., Tax Allocation, Ser. B (NPFGC),
2,230	5.00%, 9/1/27	A2/A-	1,923,799
3,365	5.00%, 9/1/32	A2/A-	2,729,924
7,500	San Bernardino Community College Dist., GO, 6.25%, 8/1/33, Ser. A	Aa2/AA-	8,045,475
	San Diego Public Facs. Financing Auth. Rev.,
11,000	5.00%, 8/1/32 (NPFGC)	Aa3/A+	10,703,550
4,000	5.25%, 8/1/38, Ser. A	Aa2/AA-	3,875,560
1,000	5.25%, 5/15/39, Ser. A	Aa3/A+	981,160
1,500	Fire & Life Safety Facs. Project, 5.00%, 4/1/32, Ser. B (NPFGC)	A2/A-	1,368,480
2,800	San Diego Regional Building Auth. Rev.,
	Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	Aa3/AA+	2,771,412
5,000	San Diego Unified School Dist., GO, 4.75%, 7/1/27, Ser. D-2 (AGM)	Aa1/AA+	4,872,200
1,260	Santa Cruz Cnty., CP, 5.25%, 8/1/32	A1/NR	1,279,177
1,500	Santa Cruz Cnty. Redev. Agcy., Tax Allocation,
	Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	A1/A	1,563,255
	State, GO,
2,500	5.00%, 9/1/31	A1/A-	2,428,200
7,000	5.00%, 4/1/38	A1/A-	6,426,910
11,000	6.00%, 4/1/38	A1/A-	11,289,410

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	State Public Works Board Rev.,
$3,000	5.75%, 10/1/30, Ser. G-1	A2/BBB+	$2,982,420
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	Aa3/BBB+	2,003,820
7,915	Regents Univ., 5.00%, 3/1/33, Ser. A	Aa2/AA-	7,628,635
	Statewide Communities Dev. Auth. Rev.,
	Bentley School (a)(b)(i),
11,180	zero coupon, 7/1/50
	(acquisition cost-$400,132; purchased 6/24/10)	NR/NR	283,189
3,760	7.00%, 7/1/40, Ser. A
	(acquisition cost-$3,645,621; purchased 6/24/10)	NR/NR	3,107,114
	Catholic Healthcare West,
1,800	5.50%, 7/1/31, Ser. D	A2/A	1,735,866
1,800	5.50%, 7/1/31, Ser. E	A2/A	1,735,866
	Huntington Park Charter School Project, Ser. A,
250	5.15%, 7/1/30	NR/NR	192,835
1,250	5.25%, 7/1/42	NR/NR	901,838
500	International School of the Peninsula Project, 5.00%, 11/1/29	NR/NR	355,070
2,770	Kaiser Permanente, 5.50%, 11/1/32, Ser. A	WR/A+	2,635,267
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	NR/NR	1,000,430
9,700	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A-	8,612,048
	Methodist Hospital Project (FHA),
2,400	6.625%, 8/1/29	Aa2/NR	2,689,488
8,800	6.75%, 2/1/38	Aa2/NR	9,600,272
3,700	St. Joseph, 5.75%, 7/1/47, Ser. A (FGIC)	A1/AA-	3,465,346
2,200	Sutter Health, 6.00%, 8/15/42, Ser. A	Aa3/AA-	2,187,592
1,365	Windrush School, 5.50%, 7/1/37	NR/NR	1,045,617
1,465	Statewide Financing Auth. Tobacco Settlement Rev.,
	5.625%, 5/1/29, Ser. A	Baa3/NR	1,332,271
	Tobacco Securitization Agcy. Rev.,
4,500	Alameda Cnty., 6.00%, 6/1/42	Baa3/NR	3,311,910
1,800	Stanislaus Cnty., 5.875%, 6/1/43, Ser. A	Baa3/NR	1,296,756
3,100	Torrance Rev., Memorial Medical Center, 5.00%, 9/1/40, Ser. A	A2/A+	2,571,202
1,000	Tustin Unified School Dist., Special Tax, 6.00%, 9/1/40, Ser. 2006-1	NR/BBB	911,660
	Univ. of California Rev.,
5,500	4.75%, 5/15/35, Ser. F (AGM) (g)	Aa1/AA+	4,923,820
5,000	4.75%, 5/15/35, Ser. G (FGIC-NPFGC) (g)	Aa1/AA	4,476,200
5,650	4.75%, 5/15/38, Ser. B	Aa2/AA-	4,991,832
10,000	Ventura Cnty. Community College Dist., GO,
	5.00%, 8/1/27, Ser. A (NPFGC) (g)	Aa2/AA	10,151,500

	Total California Municipal Bonds & Notes (cost—$382,677,114)		382,329,473

OTHER MUNICIPAL BONDS & NOTES—6.1%
	New Jersey—0.6%
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
1,300	4.75%, 6/1/34	Baa3/BB+	795,587
3,000	5.00%, 6/1/41	Baa3/BB-	1,804,080

			2,599,667

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	New York—0.7%
$1,250	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35	A1/A	$1,222,925
1,900	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
	5.00%, 6/15/37, Ser. D (g)	Aa1/AAA	1,880,658

			3,103,583

	Ohio—0.3%
2,250	Buckeye Tobacco Settlement Financing Auth. Rev.,
	5.875%, 6/1/47, Ser. A-2	Baa3/BB-	1,492,178

	Puerto Rico—2.3%
4,000	Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX	A3/BBB+	3,493,360
2,505	Public Buildings Auth. Gov’t Facs. Rev., 5.00%, 7/1/36, Ser. I (GTD)	A3/BBB-	2,123,213
	Sales Tax Financing Corp. Rev., Ser. A,
1,600	5.00%, 8/1/40 (AGM) (g)	Aa3/AA+	1,481,760
3,000	5.50%, 8/1/42	A1/A+	2,800,860

			9,899,193

	Rhode Island—2.2%
11,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	9,560,650

	Total Other Municipal Bonds & Notes (cost—$27,171,845)		26,655,271

CALIFORNIA VARIABLE RATE NOTES (a)(c)(e)—4.8%
6,035	Desert Community College Dist., GO,
	12.25%, 8/1/32, Ser. 3016-1 (AGC) (d)	NR/AAA	5,785,875
7,500	JPMorgan Chase Putters/Drivers Trust Rev.,
	12.234%, 5/15/40, Ser. 3838 (d)	Aa3/NR	6,538,650
4,000	Los Angeles Community College Dist., GO,
	18.00%, 8/1/33, Ser. 3096 (d)	NR/AA	3,591,520
5,000	San Diego Community College Dist., GO, 9.816%, 2/1/17	NR/AA+	5,026,500

	Total California Variable Rate Notes (cost—$22,333,584)		20,942,545

SHORT-TERM INVESTMENTS—1.1%
Corporate Notes—0.9%
	Financial Services—0.9%
3,540	International Lease Finance Corp., 5.40%, 2/15/12 (f)
	(cost—$3,208,237)	B1/BB+	3,615,225

U.S. Treasury Obligations—0.2%
	U.S. Treasury Bills,
1,000	0.157%, 8/25/11 (j)(k) (cost—$999,236)		999,236

	Total Short-Term Investments (cost—$4,207,473)		4,614,461

	Total Investments (cost—$436,390,016) (l)—100.0%		$434,541,750

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $25,732,978, representing 5.9% of total investments.
(b)	Illiquid.
(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)

Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on February 28, 2011.

(e)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2011.

(f)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.
(g)

Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(i)	Restricted. The aggregate acquisition cost of such securities is $4,045,753 and the aggregate market value is $3,390,303, representing 0.8% of total investments.
(j)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(k)	Rates reflect the effective yields at purchase date.
(l)

At February 28, 2011, the cost basis of investments for federal income tax purposes was $389,060,894. Aggregate gross unrealized appreciation for securities in which there was an excess value over tax cost was $13,463,232; aggregate gross unrealized depreciation for securities in which there was an excess of tax cost over value was $16,317,622; and net unrealized depreciation for federal income tax purposes was $2,854,390. The difference between book and tax cost was attributable to inverse floater transactions.

Glossary:
AGC — insured by Assured Guaranty Corp.
AGM — insured by Assured Guaranty Municipal Corp.
AMBAC — insured by American Municipal Bond Assurance Corp.
CA St. Mtg. — insured by California State Mortgage
CP — Certificates of Participation
FGIC — insured by Financial Guaranty Insurance Co.
FHA — insured by Federal Housing Administration
GO — General Obligation Bond
GTD — Guaranteed
IBC — Insurance Bond Certificate
NPFGC — insured by National Public Finance Guarantee Corp.
NR — Not Rated
TCRS — Temporary Custodian Receipts
WR — Withdrawn Rating

Other Investments:

(A) Interest rate swap agreements outstanding at February 28, 2011:

			Rate Type			Upfront

Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value	Premiums Paid (Received)	Unrealized Depreciation

Bank of America	$34,000	6/20/42	(4.75)%	3-Month USD-LIBOR	$ (942,229)	$(321,550)	$ (620,679)
Citigroup	13,900	6/20/42	(4.75)%	3-Month USD-LIBOR	(385,205)	(236,300)	(148,905)
Goldman Sachs	8,200	6/20/42	(4.75)%	3-Month USD-LIBOR	(227,243)	64,780	(292,023)
Morgan Stanley	9,600	6/20/42	(4.75)%	3-Month USD-LIBOR	(266,041)	153,600	(419,641)

					$(1,820,718)	$(339,470)	$(1,481,248)

LIBOR - London Inter-Bank Offered Rate

(B) Open reverse repurchase agreements at February 28, 2011:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Credit Suisse First Boston	0.65%	2/17/11	3/17/11	$3,282,711	$3,282,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended February 28, 2011 was $4,155,872 at a weighted average interest rate of 0.62%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreement) for open reverse repurchase agreements at February 28, 2011 was $3,615,225.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended February 28, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at February 28, 2011 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/11

Investments in Securities - Assets
California Municipal Bonds & Notes	—	$382,329,473	—	$382,329,473
Other Municipal Bonds & Notes	—	26,655,271	—	26,655,271
California Variable Rate Notes	—	20,942,545	—	20,942,545
Short-Term Investments	—	4,614,461	—	4,614,461

Total Investments in Securities - Assets	—	$434,541,750	—	$434,541,750

Other Financial Instruments* - Liabilities Interest Rate Contracts	—	$(1,481,248)	—	$(1,481,248)

Total Investments	—	$433,060,502	—	$433,060,502

*Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as interest rate swap agreements, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended February 28, 2011.

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2011

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2011

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2011